United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/13

Date of Reporting Period: Quarter ended 04/30/13

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Agricultural Chemicals—1.1%
3,000		CF Industries Holdings, Inc.	$559,530
4,600		Monsanto Co.	491,372
2,500		Scotts Miracle-Gro Co.	113,375
		TOTAL	1,164,277
		Agricultural Machinery—0.9%
3,800		AGCO Corp.	202,350
8,200		Deere & Co.	732,260
		TOTAL	934,610
		Airline - National—0.5%
17,100	[1]	United Continental Holdings, Inc.	552,330
		Airline - Regional—0.3%
5,000	[1]	Alaska Air Group, Inc.	308,200
		Apparel—0.4%
2,000	[1]	Ann, Inc.	59,080
2,600	[1]	Carter's, Inc.	170,014
2,300		Guess ?, Inc.	63,664
900		V.F. Corp.	160,398
		TOTAL	453,156
		AT&T Divestiture—2.3%
32,200		AT&T, Inc.	1,206,212
21,000		Verizon Communications, Inc.	1,132,110
		TOTAL	2,338,322
		Auto Manufacturing—0.8%
26,800		Ford Motor Co.	367,428
16,300	[1]	General Motors Co.	502,692
		TOTAL	870,120
		Auto Original Equipment Manufacturers—0.5%
500	[1]	AutoZone, Inc.	204,545
1,800	[1]	O'Reilly Automotive, Inc.	193,176
2,200	[1]	Tenneco Automotive, Inc.	85,074
		TOTAL	482,795
		Biotechnology—1.8%
7,200		Amgen, Inc.	750,312
2,500	[1]	Biogen Idec, Inc.	547,325
4,400	[1]	Celgene Corp.	519,508
		TOTAL	1,817,145
		Broadcasting—1.1%
20,489	[1]	DIRECTV Group, Inc.	1,158,858
		Building Materials—0.2%
3,300		Lennox International, Inc.	204,600
		Building Supply Stores—0.5%
3,200		Home Depot, Inc.	234,720
7,700		Lowe's Cos., Inc.	295,834
		TOTAL	530,554
		Cable & Wireless Television—0.4%
4,800		Time Warner Cable, Inc.	450,672
1

Shares			Value
		COMMON STOCKS—continued
		Cable TV—1.3%
5,200		CBS Corp. (New), Class B	$238,056
16,200		Comcast Corp., Class A	669,060
6,200		Viacom, Inc., Class B	396,738
		TOTAL	1,303,854
		Capital Markets—0.2%
1,200		Franklin Resources, Inc.	185,592
		Carpets—0.6%
5,400	[1]	Mohawk Industries, Inc.	598,752
		Closed End Fund—0.4%
4,300	[1]	Berkshire Hathaway, Inc.	457,176
		Clothing Stores—1.0%
1,700	[1]	Children's Place Retail Stores, Inc.	83,164
17,400		Gap (The), Inc.	661,026
4,900		Hanesbrands, Inc.	245,784
1,300	[1]	Urban Outfitters, Inc.	53,872
		TOTAL	1,043,846
		Commodity Chemicals—1.0%
5,700		Du Pont (E.I.) de Nemours & Co.	310,707
7,800		LyondellBasell Industries NV	473,460
3,000		RPM International, Inc.	97,200
2,400		Westlake Chemical Corp.	199,536
		TOTAL	1,080,903
		Computer Peripherals—1.0%
3,700		Lexmark International Group, Class A	112,147
1,900	[1]	NetApp, Inc.	66,291
6,400	[1]	Sandisk Corp.	335,616
8,600		Western Digital Corp.	475,408
		TOTAL	989,462
		Computer Services—0.4%
1,300	[1]	CACI International, Inc., Class A	76,037
11,134	[1]	Synnex Corp.	385,236
		TOTAL	461,273
		Computer Stores—1.8%
10,800		GameStop Corp.	376,920
46,849	[1]	Ingram Micro, Inc., Class A	834,381
2,100	[1]	Insight Enterprises, Inc.	38,052
13,862	[1]	Tech Data Corp.	647,771
		TOTAL	1,897,124
		Computers - High End—0.7%
3,600		IBM Corp.	729,144
		Computers - Midrange—1.6%
79,800		Hewlett-Packard Co.	1,643,880
		Construction Machinery—1.5%
5,700		Caterpillar, Inc.	482,619
4,900		Joy Global, Inc.	276,948
19,100		Trinity Industries, Inc.	806,211
		TOTAL	1,565,778
		Consumer Finance—0.2%
2,900		American Express Co.	198,389
		Cosmetics & Toiletries—0.6%
5,700		Avon Products, Inc.	132,012
2

Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—continued
3,800		Estee Lauder Cos., Inc., Class A	$263,530
5,400	[1]	Sally Beauty Holdings, Inc.	162,324
900	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	78,885
		TOTAL	636,751
		Crude Oil & Gas Production—0.2%
2,100		EOG Resources, Inc.	254,436
		Defense Aerospace—1.9%
3,200		Alliant Techsystems, Inc.	237,952
6,100		General Dynamics Corp.	451,156
9,300		Lockheed Martin Corp.	921,537
4,200		Triumph Group, Inc.	335,580
		TOTAL	1,946,225
		Defense Electronics—1.8%
9,000	[1]	First Solar, Inc.	419,040
3,500		L-3 Communications Holdings, Inc.	284,375
10,300		Northrop Grumman Corp.	780,122
5,700		Raytheon Co.	349,866
		TOTAL	1,833,403
		Department Stores—2.2%
2,600		Dillards, Inc., Class A	214,266
14,900		Kohl's Corp.	701,194
16,600		Macy's, Inc.	740,360
8,400	[1]	Penney (J.C.) Co., Inc.	137,928
2,600	[1]	Sears Holdings Corp.	133,484
4,200		Target Corp.	296,352
		TOTAL	2,223,584
		Discount Department Stores—0.3%
5,400		Foot Locker, Inc.	188,298
1,800		Wal-Mart Stores, Inc.	139,896
		TOTAL	328,194
		Diversified Financial Services—0.2%
4,100	[1]	CIT Group, Inc.	174,291
		Diversified Leisure—0.4%
4,500	[1]	Bally Technologies, Inc.	239,760
2,300	[1]	Coinstar, Inc.	121,463
		TOTAL	361,223
		Diversified Oil—1.3%
13,700		Murphy Oil Corp.	850,633
4,900		Occidental Petroleum Corp.	437,374
		TOTAL	1,288,007
		Drug Stores—0.0%
500		Walgreen Co.	24,755
		Education & Training Services—0.3%
11,000	[1]	Apollo Group, Inc., Class A	202,070
2,100		DeVRY, Inc.	58,821
1,500	[1]	ITT Educational Services, Inc.	27,465
		TOTAL	288,356
		Electric Utility—2.0%
24,600		AES Corp.	340,956
5,200		American Electric Power Co., Inc.	267,436
9,300		Edison International	500,340
3

Shares			Value
		COMMON STOCKS—continued
		Electric Utility—continued
4,700		Entergy Corp.	$334,781
600		NextEra Energy, Inc.	49,218
9,300		PPL Corp.	310,434
3,200		Sempra Energy	265,120
		TOTAL	2,068,285
		Electrical - Radio & TV—0.1%
1,800		Harman International Industries, Inc.	80,478
		Electrical Equipment—0.1%
4,200	[1]	Sanmina Corp.	53,004
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	71,370
		Ethical Drugs—2.6%
7,200		Abbott Laboratories	265,824
11,400		Eli Lilly & Co.	631,332
18,200		Merck & Co., Inc.	855,400
14,700		Pfizer, Inc.	427,329
3,700	[1]	United Therapeutics Corp.	247,086
16,000		Warner Chilcott PLC	230,080
		TOTAL	2,657,051
		Financial Services—1.8%
6,500		Ameriprise Financial, Inc.	484,445
2,100		BlackRock, Inc.	559,650
2,500		Nelnet, Inc., Class A	85,000
4,300		Visa, Inc., Class A	724,378
		TOTAL	1,853,473
		Food Wholesaling—0.8%
3,800		Ingredion, Inc.	273,638
15,900		Sysco Corp.	554,274
		TOTAL	827,912
		Generic Drugs—0.8%
11,600	[1]	Endo Health Solutions, Inc.	425,024
14,600	[1]	Mylan, Inc.	425,006
		TOTAL	850,030
		Grocery Chain—1.2%
25,700		Kroger Co.	883,566
17,900		Safeway, Inc.	403,108
		TOTAL	1,286,674
		Health Care Equipment & Supplies—0.1%
2,200		Hill-Rom Holdings, Inc.	74,954
		Home Products—1.5%
4,100		Energizer Holdings, Inc.	396,019
5,850	[1]	Jarden Corp.	263,309
2,400		Kimberly-Clark Corp.	247,656
5,200		Newell Rubbermaid, Inc.	136,968
1,100		Procter & Gamble Co.	84,447
4,600		Tupperware Brands Corp.	369,380
		TOTAL	1,497,779
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	123,039
		Hotels—0.2%
3,600		Wyndham Worldwide Corp.	216,288
4

Shares			Value
		COMMON STOCKS—continued
		Household Appliances—1.2%
2,200	[1]	Middleby Corp.	$329,076
8,100		Whirlpool Corp.	925,668
		TOTAL	1,254,744
		Industrial Machinery—0.3%
9,100	[1]	Terex Corp.	260,260
		Insurance Brokerage—0.4%
11,100		Aspen Insurance Holdings Ltd.	423,909
		Integrated Domestic Oil—3.2%
27,300		ConocoPhillips	1,650,285
9,400		Hess Corp.	678,492
28,500		Marathon Oil Corp.	931,095
		TOTAL	3,259,872
		Integrated International Oil—1.6%
7,500		Chevron Corp.	915,075
7,900		Exxon Mobil Corp.	703,021
		TOTAL	1,618,096
		Internet Services—0.9%
2,400	[1]	eBay, Inc.	125,736
3,800		IAC Interactive Corp.	178,866
900	[1]	Priceline.com, Inc.	626,391
		TOTAL	930,993
		IT Services—0.1%
1,100		Accenture PLC	89,584
		Life Insurance—1.2%
18,600		Prudential Financial, Inc.	1,123,812
2,900		StanCorp Financial Group, Inc.	125,222
		TOTAL	1,249,034
		Mail Order—0.1%
2,200		HSN, Inc.	115,676
		Meat Packing—0.7%
28,300	[1]	Smithfield Foods, Inc.	724,480
		Medical Supplies—0.9%
9,600		Cardinal Health, Inc.	424,512
4,300		McKesson Corp.	455,026
		TOTAL	879,538
		Medical Technology—2.0%
13,900		Medtronic, Inc.	648,852
11,000		ResMed, Inc.	528,220
13,500		St. Jude Medical, Inc.	556,470
4,700		Zimmer Holdings, Inc.	359,315
		TOTAL	2,092,857
		Metal Fabrication—0.4%
2,800		Reliance Steel & Aluminum Co.	182,196
4,200		Timken Co.	220,794
		TOTAL	402,990
		Miscellaneous Components—0.4%
27,428	[1]	Vishay Intertechnology, Inc.	385,089
		Miscellaneous Food Products—0.2%
7,300		Fresh Del Monte Produce, Inc.	185,493
5

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Machinery—0.2%
2,800		Parker-Hannifin Corp.	$247,996
		Money Center Bank—4.4%
22,500		Bank of America Corp.	276,975
10,700		Bank of New York Mellon Corp.	301,954
17,300		Citigroup, Inc.	807,218
34,500		JPMorgan Chase & Co.	1,690,845
15,700		State Street Corp.	917,979
14,700		U.S. Bancorp	489,216
		TOTAL	4,484,187
		Mortgage and Title—0.2%
9,300	[1]	CoreLogic, Inc.	253,704
		Multi-Industry Capital Goods—0.7%
16,300		General Electric Co.	363,327
13,300		Textron, Inc.	342,475
		TOTAL	705,802
		Multi-Industry Transportation—0.3%
3,300		FedEx Corp.	310,233
		Multi-Line Insurance—1.3%
17,500	[1]	American International Group, Inc.	724,850
5,500		CIGNA Corp.	363,935
4,900		Cincinnati Financial Corp.	239,659
400		Validus Holdings Ltd.	15,444
		TOTAL	1,343,888
		Newspaper Publishing—0.3%
10,300		Gannett Co., Inc.	207,648
200		Washington Post Co., Class B	88,668
		TOTAL	296,316
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	202,316
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	186,525
		Offshore Driller—0.2%
3,100		Bristow Group, Inc.	195,920
		Oil Refiner—2.9%
11,600		HollyFrontier Corp.	573,620
10,300		Marathon Petroleum Corp.	807,108
8,700		Tesoro Petroleum Corp.	464,580
28,400		Valero Energy Corp.	1,145,088
		TOTAL	2,990,396
		Oil Service, Explore & Drill—0.4%
6,400		Helmerich & Payne, Inc.	375,168
		Other Communications Equipment—0.3%
7,600		Harris Corp.	351,120
		Packaged Foods—0.2%
8,100		Mondelez International, Inc.	254,745
		Paint & Related Materials—0.3%
1,800		Sherwin-Williams Co.	329,598
		Paper Products—0.7%
5,700	[1]	Boise, Inc.	45,543
7,800		International Paper Co.	366,444
6

Shares			Value
		COMMON STOCKS—continued
		Paper Products—continued
2,600		Rock-Tenn Co.	$260,364
		TOTAL	672,351
		Personal & Household—0.3%
5,800		Nu Skin Enterprises, Inc., Class A	294,234
		Personnel Agency—0.3%
4,500		Manpower, Inc.	239,220
3,400		Robert Half International, Inc.	111,588
		TOTAL	350,808
		Poultry Products—0.3%
14,500		Tyson Foods, Inc., Class A	357,135
		Printing—0.1%
4,800		Donnelley (R.R.) & Sons Co.	59,088
		Property Liability Insurance—2.8%
5,200		Everest Re Group Ltd.	701,948
12,600		HCC Insurance Holdings, Inc.	536,760
5,200		PartnerRe Ltd.	490,568
3,900		Platinum Underwriters Holdings Ltd.	221,325
11,200		The Travelers Cos., Inc.	956,592
		TOTAL	2,907,193
		Recreational Vehicles—0.1%
1,400		Polaris Industries, Inc., Class A	120,666
		Regional Banks—4.6%
23,300		BB&T Corp.	716,941
1,700		City National Corp.	97,291
7,300		Comerica, Inc.	264,625
29,600		Fifth Third Bancorp	504,088
17,200		Huntington Bancshares, Inc.	123,324
17,600		KeyCorp	175,472
9,400		PNC Financial Services Group	638,072
22,700		SunTrust Banks, Inc.	663,975
39,700		Wells Fargo & Co.	1,507,806
3,700		Zions Bancorp	91,094
		TOTAL	4,782,688
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	111,776
		Restaurants—0.2%
1,300	[1]	Panera Bread Co.	230,399
		Securities Brokerage—1.1%
5,800		Goldman Sachs Group, Inc.	847,206
10,700		Morgan Stanley	237,005
		TOTAL	1,084,211
		Semiconductor Distribution—1.4%
25,913	[1]	Arrow Electronics, Inc.	1,016,567
14,515	[1]	Avnet, Inc.	475,366
		TOTAL	1,491,933
		Semiconductor Manufacturing—0.8%
30,600		Intel Corp.	732,870
5,500	[1]	Omnivision Technologies, Inc.	73,755
		TOTAL	806,625
		Semiconductors & Semiconductor Equipment—0.3%
5,100		KLA-Tencor Corp.	276,675
7

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—3.4%
15,400		Aetna, Inc.	$884,576
2,900	[1]	Henry Schein, Inc.	262,160
6,000		Humana, Inc.	444,660
4,800		Omnicare, Inc.	210,096
17,600		UnitedHealth Group, Inc.	1,054,768
8,573		Wellpoint, Inc.	625,143
		TOTAL	3,481,403
		Soft Drinks—1.4%
14,400		Coca-Cola Enterprises, Inc.	527,472
13,800		Dr. Pepper Snapple Group, Inc.	673,854
3,300		PepsiCo, Inc.	272,151
		TOTAL	1,473,477
		Software Packaged/Custom—2.9%
5,900	[1]	BMC Software, Inc.	268,332
19,200		CA, Inc.	517,824
2,000	[1]	Commvault Systems, Inc.	147,080
7,300		Computer Sciences Corp.	342,005
6,800	[1]	Electronic Arts, Inc.	119,748
9,300		Microsoft Corp.	307,830
14,900		Oracle Corp.	488,422
4,100	[1]	Solarwinds, Inc.	208,485
22,200	[1]	Symantec Corp.	539,460
		TOTAL	2,939,186
		Specialty Chemicals—1.0%
4,400		Airgas, Inc.	425,260
4,200		Ashland, Inc.	357,882
12,400		Huntsman Corp.	233,864
		TOTAL	1,017,006
		Specialty Retailing—3.3%
8,000		Abercrombie & Fitch Co., Class A	396,480
2,600	[1]	AutoNation, Inc.	118,326
2,900	[1]	Big Lots, Inc.	105,618
21,687		CVS Caremark Corp.	1,261,750
800	[1]	Cabela's, Inc., Class A	51,360
500	[1]	Dollar General Corp.	26,045
4,900		Expedia, Inc.	273,616
10,700		GNC Acquisition Holdings, Inc.	485,031
2,700		Nordstrom, Inc.	152,793
3,900		Signet Jewelers Ltd.	268,047
16,300		Staples, Inc.	215,812
1,400		Williams-Sonoma, Inc.	75,152
		TOTAL	3,430,030
		Telecommunication Equipment & Services—1.4%
1,200	[1]	Anixter International, Inc.	86,088
22,700		Cisco Systems, Inc.	474,884
5,500		Motorola, Inc.	314,600
8,500		Qualcomm, Inc.	523,770
		TOTAL	1,399,342
		Telephone Utility—1.0%
26,200		CenturyLink, Inc.	984,334
8

Shares			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—0.1%
1,000		PVH Corp.	$115,410
		Toys & Games—0.7%
9,500		Hasbro, Inc.	450,015
6,000		Mattel, Inc.	273,960
		TOTAL	723,975
		Transportation—0.2%
7,800	[1]	Hertz Global Holdings, Inc.	187,824
		Truck Manufacturing—0.1%
1,200		Cummins, Inc.	127,668
		Undesignated Consumer Cyclicals—0.4%
8,300		Herbalife Ltd.	329,593
2,100		Weight Watchers International, Inc.	88,557
		TOTAL	418,150
		Uniforms—0.3%
6,500		Cintas Corp.	291,655
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,551,654)	100,976,145
		MUTUAL FUND—0.7%
747,803	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	747,803
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $89,299,457)[4]	101,723,948
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	1,261,377
		TOTAL NET ASSETS—100%	$102,985,325
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2013, the cost of investments for federal tax purposes was $89,299,457. The net unrealized appreciation of investments for federal tax purposes was $12,424,491. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,909,457 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,484,966.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
9

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
10
Federated MDT Balanced Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—61.7%
		Agricultural Chemicals—0.6%
2,100		CF Industries Holdings, Inc.	$391,671
3,400		Monsanto Co.	363,188
1,600		Scotts Co.	72,560
		TOTAL	827,419
		Agricultural Machinery—0.5%
3,100		AGCO Corp.	165,075
6,000		Deere & Co.	535,800
		TOTAL	700,875
		Air Freight & Logistics—0.1%
1,700		FedEx Corp.	159,817
		Airline - National—0.3%
12,800	[1]	United Continental Holdings, Inc.	413,440
		Airline - Regional—0.2%
3,300	[1]	Alaska Air Group, Inc.	203,412
		Apparel—0.3%
1,400	[1]	Ann, Inc.	41,356
1,700	[1]	Carter's, Inc.	111,163
3,800		Guess ?, Inc.	105,184
800		V.F. Corp.	142,576
		TOTAL	400,279
		AT&T Divestiture—1.3%
24,700		AT&T, Inc.	925,262
14,900		Verizon Communications	803,259
		TOTAL	1,728,521
		Auto Manufacturing—0.5%
19,700		Ford Motor Co.	270,087
10,800	[1]	General Motors Co.	333,072
		TOTAL	603,159
		Auto Original Equipment Manufacturers—0.3%
300	[1]	AutoZone, Inc.	122,727
1,800	[1]	O'Reilly Automotive, Inc.	193,176
1,800	[1]	Tenneco Automotive, Inc.	69,606
		TOTAL	385,509
		Biotechnology—1.0%
5,400		AMGEN, INC.	562,734
1,900	[1]	Biogen Idec, Inc.	415,967
3,000	[1]	Celgene Corp.	354,210
		TOTAL	1,332,911
		Broadcasting—1.2%
8,600		American Tower Corp.	722,314
14,900	[1]	DirecTV	842,744
		TOTAL	1,565,058
		Building Materials—0.1%
2,200		Lennox International, Inc.	136,400

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Building Supply Stores—0.4%
4,000		Home Depot, Inc.	$293,400
6,100		Lowe's Cos., Inc.	234,362
		TOTAL	527,762
		Cable & Wireless Television—0.3%
3,800		Time Warner Cable, Inc.	356,782
		Cable TV—0.6%
3,500		CBS Corp. - Class B	160,230
9,200		Comcast Corp., Class A	379,960
4,500		Viacom, Inc., Class B - New	287,955
		TOTAL	828,145
		Capital Markets—0.2%
1,400		Franklin Resources, Inc.	216,524
		Carpets—0.4%
4,900	[1]	Mohawk Industries, Inc.	543,312
		Chemicals—0.3%
5,500		LyondellBasell Industries NV - Class - A	333,850
		Closed End Fund—0.2%
2,400	[1]	Berkshire Hathaway, Inc. - Class B	255,168
		Clothing Stores—0.7%
1,200	[1]	Children's Place Retail Stores, Inc.	58,704
13,200		Gap (The), Inc.	501,468
5,300		Hanesbrands, Inc.	265,848
800	[1]	Urban Outfitters, Inc.	33,152
		TOTAL	859,172
		Commercial Banks—0.1%
6,300	[1]	Popular, Inc.	179,487
		Commodity Chemicals—0.4%
6,700		Du Pont (E.I.) de Nemours & Co.	365,217
2,100		RPM International, Inc.	68,040
1,400		Westlake Chemical Corp.	116,396
		TOTAL	549,653
		Computer Peripherals—0.7%
8,600	[1]	EMC Corp., Mass	192,898
2,800		Lexmark International Group, Class A	84,868
5,700	[1]	Sandisk Corp.	298,908
6,600		Western Digital Corp.	364,848
		TOTAL	941,522
		Computer Services—0.0%
900	[1]	CACI International, Inc., Class A	52,641
		Computer Stores—0.6%
7,400		GameStop Corp.	258,260
1,900	[1]	Insight Enterprises, Inc.	34,428
11,300	[1]	Tech Data Corp.	528,049
		TOTAL	820,737
		Computers - High End—0.4%
2,500		International Business Machines Corp.	506,350
		Computers - Midrange—0.9%
60,100		Hewlett-Packard Co.	1,238,060

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Construction Machinery—0.9%
3,800		Caterpillar, Inc.	$321,746
4,300		Joy Global, Inc.	243,036
14,400		Trinity Industries, Inc.	607,824
		TOTAL	1,172,606
		Consumer Finance—0.1%
1,700		American Express Co.	116,297
		Cosmetics & Toiletries—0.5%
5,200		Avon Products, Inc.	120,432
3,800		Estee Lauder Cos., Inc., Class A	263,530
3,900	[1]	Sally Beauty Holdings, Inc.	117,234
1,300	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	113,945
		TOTAL	615,141
		Defense Aerospace—1.2%
2,200		Alliant Techsystems, Inc.	163,592
100	[1]	B/E Aerospace, Inc.	6,274
100		Boeing Co.	9,141
4,100		General Dynamics Corp.	303,236
6,500		Lockheed Martin Corp.	644,085
9,000		Textron, Inc.	231,750
2,800		Triumph Group, Inc.	223,720
		TOTAL	1,581,798
		Defense Electronics—0.9%
6,000	[1]	First Solar, Inc.	279,360
2,400		L-3 Communications Holdings, Inc.	195,000
6,900		Northrop Grumman Corp.	522,606
3,800		Raytheon Co.	233,244
		TOTAL	1,230,210
		Department Stores—1.0%
10,400		Kohl's Corp.	489,424
11,000		Macy's, Inc.	490,600
6,500	[1]	Penney (J.C.) Co., Inc.	106,730
2,900	[1]	Sears Holdings Corp.	148,886
1,600		Target Corp.	112,896
		TOTAL	1,348,536
		Discount Department Stores—0.2%
4,700		Foot Locker, Inc.	163,889
800		Wal-Mart Stores, Inc.	62,176
		TOTAL	226,065
		Diversified Leisure—0.2%
3,300	[1]	Bally Technologies, Inc.	175,824
1,600	[1]	Coinstar, Inc.	84,496
		TOTAL	260,320
		Education & Training Services—0.2%
8,100	[1]	Apollo Group, Inc., Class A	148,797
1,500		DeVRY, Inc.	42,015
1,200	[1]	ITT Educational Services, Inc.	21,972
		TOTAL	212,784
		Electric Utility—1.2%
15,600		AES Corp.	216,216

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electric Utility—continued
4,600		Ameren Corp.	$166,750
3,400		American Electric Power Co., Inc.	174,862
7,000		Edison International	376,600
3,200		Entergy Corp.	227,936
1,000		NextEra Energy, Inc.	82,030
6,200		PPL Corp.	206,956
1,500		Sempra Energy	124,275
		TOTAL	1,575,625
		Electrical - Radio & TV—0.0%
1,400		Harman International Industries, Inc.	62,594
		Electronic Equipment Instruments & Components—0.1%
7,000	[1]	Sanmina Corp.	88,340
		Electronic Test/Measuring Equipment—0.0%
1,400	[1]	Itron, Inc.	55,510
		Ethical Drugs—1.5%
5,400		Abbott Laboratories	199,368
8,600		Lilly (Eli) & Co.	476,268
13,600		Merck & Co., Inc.	639,200
11,300		Pfizer, Inc.	328,491
3,300	[1]	United Therapeutics Corp.	220,374
10,900		Warner Chilcott PLC	156,742
		TOTAL	2,020,443
		Financial Services—1.1%
4,600		Ameriprise Financial, Inc.	342,838
1,700		Blackrock, Inc.	453,050
1,700		Dun & Bradstreet Corp.	150,365
1,600		Nelnet, Inc., Class A	54,400
2,900		Visa, Inc.-Class A Shares	488,534
		TOTAL	1,489,187
		Food Products—0.1%
5,600		Mondelez International, Inc.	176,120
		Food Wholesaling—0.5%
2,600		Ingredion, Inc.	187,226
11,700		Sysco Corp.	407,862
		TOTAL	595,088
		Generic Drugs—0.6%
7,900	[1]	Endo Health Solutions, Inc.	289,456
12,400	[1]	Mylan, Inc.	360,964
1,200		Perrigo Co.	143,292
		TOTAL	793,712
		Grocery Chain—0.8%
20,000		Kroger Co.	687,600
13,700		Safeway, Inc.	308,524
		TOTAL	996,124
		Home Products—0.8%
3,100		Energizer Holdings, Inc.	299,429
4,800	[1]	Jarden Corp.	216,048
2,000		Kimberly-Clark Corp.	206,380
3,800		Newell Rubbermaid, Inc.	100,092

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Home Products—continued
2,600		Tupperware Brands Corp.	$208,780
		TOTAL	1,030,729
		Hospitals—0.1%
1,900	[1]	Community Health Systems, Inc.	86,583
		Hotels—0.2%
4,100		Wyndham Worldwide Corp.	246,328
		Household Appliances—0.7%
1,600	[1]	Middleby Corp.	239,328
5,400		Whirlpool Corp.	617,112
		TOTAL	856,440
		Industrial Conglomerates—0.2%
11,100		General Electric Co.	247,419
		Industrial Machinery—0.1%
6,200	[1]	Terex Corp.	177,320
		Insurance Brokerage—0.2%
8,400		Aspen Insurance Holdings Ltd.	320,796
		Integrated Domestic Oil—1.7%
19,700		ConocoPhillips	1,190,865
5,300		Hess Corp.	382,554
21,200		Marathon Oil Corp.	692,604
		TOTAL	2,266,023
		Integrated International Oil—0.8%
4,900		Chevron Corp.	597,849
5,500		Exxon Mobil Corp.	489,445
		TOTAL	1,087,294
		Internet Services—0.4%
2,900		IAC Interactive Corp.	136,503
600	[1]	Priceline.com, Inc.	417,594
		TOTAL	554,097
		IT Services—0.1%
1,400		Accenture PLC	114,016
		Life Insurance—0.6%
12,300		Prudential Financial	743,166
1,900		StanCorp Financial Group, Inc.	82,042
		TOTAL	825,208
		Mail Order—0.1%
1,300		HSN, Inc.	68,354
		Meat Packing—0.5%
24,600	[1]	Smithfield Foods, Inc.	629,760
		Medical Supplies—0.4%
5,200		Cardinal Health, Inc.	229,944
1,500		Hill-Rom Holdings, Inc.	51,105
2,900		McKesson Corp.	306,878
		TOTAL	587,927
		Medical Technology—1.2%
9,500		Medtronic, Inc.	443,460
10,000		ResMed, Inc.	480,200
9,200		St. Jude Medical, Inc.	379,224

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Medical Technology—continued
3,200		Zimmer Holdings, Inc.	$244,640
		TOTAL	1,547,524
		Metal Fabrication—0.2%
2,000		Reliance Steel & Aluminum Co.	130,140
2,800		Timken Co.	147,196
		TOTAL	277,336
		Miscellaneous Components—0.2%
22,000	[1]	Vishay Intertechnology, Inc.	308,880
		Miscellaneous Food Products—0.1%
4,500		Fresh Del Monte Produce, Inc.	114,345
		Miscellaneous Machinery—0.2%
2,200		Parker-Hannifin Corp.	194,854
		Money Center Bank—2.4%
15,900		Bank of America Corp.	195,729
10,500		Citigroup, Inc.	489,930
24,700		JPMorgan Chase & Co.	1,210,547
11,900		State Street Corp.	695,793
7,900		The Bank of New York Mellon Corp.	222,938
11,000		U.S. Bancorp	366,080
		TOTAL	3,181,017
		Mortgage and Title—0.1%
6,200	[1]	CoreLogic, Inc.	169,136
		Multi-Line Insurance—0.8%
11,300	[1]	American International Group, Inc.	468,046
5,900		CIGNA Corp.	390,403
2,800		Cincinnati Financial Corp.	136,948
2,900		Validus Holdings Ltd.	111,969
		TOTAL	1,107,366
		Newspaper Publishing—0.2%
7,700		Gannett Co., Inc.	155,232
300		Washington Post Co., Class B	133,002
		TOTAL	288,234
		Office Equipment—0.1%
10,000		Pitney Bowes, Inc.	136,700
		Office Supplies—0.1%
2,800		Avery Dennison Corp.	116,060
		Offshore Driller—0.1%
2,100		Bristow Group, Inc.	132,720
		Oil Gas & Consumable Fuels—1.1%
1,900		EOG Resources, Inc.	230,204
9,700		Murphy Oil Corp.	602,273
4,700		Occidental Petroleum Corp.	419,522
7,800		Peabody Energy Corp.	156,468
		TOTAL	1,408,467
		Oil Refiner—1.6%
8,100		HollyFrontier Corp.	400,545
6,900		Marathon Petroleum Corp.	540,684
7,300		Tesoro Petroleum Corp.	389,820

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Oil Refiner—continued
20,600		Valero Energy Corp.	$830,592
		TOTAL	2,161,641
		Oil Service, Explore & Drill—0.2%
4,200		Helmerich & Payne, Inc.	246,204
		Other Communications Equipment—0.2%
6,800		Harris Corp.	314,160
		Paint & Related Materials—0.2%
1,200		Sherwin-Williams Co.	219,732
		Paper Products—0.3%
5,800	[1]	Boise, Inc.	46,342
6,500		International Paper Co.	305,370
900		Rock-Tenn Co.	90,126
		TOTAL	441,838
		Personal & Household—0.2%
4,300		Nu Skin Enterprises, Inc.	218,139
		Personnel Agency—0.2%
3,500		Manpower, Inc.	186,060
3,000		Robert Half International, Inc.	98,460
		TOTAL	284,520
		Poultry Products—0.2%
10,300		Tyson Foods, Inc., Class A	253,689
		Printing—0.0%
3,500		Donnelley (R.R.) & Sons Co.	43,085
		Property Liability Insurance—1.7%
3,200		Everest Re Group Ltd.	431,968
9,400		HCC Insurance Holdings, Inc.	400,440
4,700		PartnerRe Ltd.	443,398
3,600		Platinum Underwriters Holdings Ltd.	204,300
8,200		The Travelers Cos, Inc.	700,362
		TOTAL	2,180,468
		Railroad—0.0%
100		Union Pacific Corp.	14,796
		Real Estate Investment Trusts—4.5%
20,000		DDR Corp.	366,800
2,300		American Campus Communities, Inc.	102,672
17,000		BioMed Realty Trust, Inc.	382,670
4,500		Camden Property Trust	325,530
5,300		Digital Realty Trust, Inc.	373,756
10,000		Extra Space Storage, Inc.	435,800
9,000		Highwoods Properties, Inc.	369,270
5,700		Home Properties, Inc.	367,422
11,500		Plum Creek Timber Co., Inc.	592,710
13,800		ProLogis, Inc.	578,910
1,300		Public Storage	214,500
4,000		SL Green Realty Corp.	362,800
2,691		Simon Property Group, Inc.	479,186
72,000	[1]	Strategic Hotels & Resorts, Inc.	581,040
26,000	[1]	Sunstone Hotel Investors, Inc.	322,660
		TOTAL	5,855,726

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Recreational Vehicles—0.0%
700		Polaris Industries, Inc.	$60,333
		Regional Banks—2.7%
15,700		BB&T Corp.	483,089
5,200		Comerica, Inc.	188,500
20,900		Fifth Third Bancorp	355,927
13,300		Huntington Bancshares, Inc.	95,361
21,000		KeyCorp	209,370
7,800		PNC Financial Services Group	529,464
19,500		SunTrust Banks, Inc.	570,375
27,200		Wells Fargo & Co.	1,033,056
2,400		Zions Bancorp	59,088
		TOTAL	3,524,230
		Rental & Leasing Services—0.1%
2,300		Rent-A-Center, Inc.	80,339
		Restaurants—0.2%
1,100	[1]	Panera Bread Co.	194,953
		Securities Brokerage—0.6%
4,300		Goldman Sachs Group, Inc.	628,101
7,600		Morgan Stanley	168,340
		TOTAL	796,441
		Semiconductor Distribution—0.7%
16,800	[1]	Arrow Electronics, Inc.	659,064
7,100	[1]	Avnet, Inc.	232,525
		TOTAL	891,589
		Semiconductor Manufacturing—0.6%
32,800		Intel Corp.	785,560
		Semiconductors & Semiconductor Equipment—0.2%
4,600		KLA-Tencor Corp.	249,550
		Services to Medical Professionals—2.0%
11,700		Aetna, Inc.	672,048
1,100	[1]	Henry Schein, Inc.	99,440
4,900		Humana, Inc.	363,139
4,000		Omnicare, Inc.	175,080
13,300		UnitedHealth Group, Inc.	797,069
6,500		Wellpoint, Inc.	473,980
		TOTAL	2,580,756
		Soft Drinks—0.8%
10,400		Coca-Cola Enterprises, Inc.	380,952
9,700		Dr. Pepper Snapple Group, Inc.	473,651
2,200		PepsiCo, Inc.	181,434
		TOTAL	1,036,037
		Software Packaged/Custom—1.7%
4,000	[1]	BMC Software, Inc.	181,920
14,300		CA, Inc.	385,671
1,600	[1]	Commvault Systems, Inc.	117,664
5,400		Computer Sciences Corp.	252,990
4,500	[1]	Electronic Arts, Inc.	79,245
8,900		Microsoft Corp.	294,590
11,600		Oracle Corp.	380,248

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
2,500	[1]	Solarwinds, Inc.	$127,125
16,000	[1]	Symantec Corp.	388,800
		TOTAL	2,208,253
		Specialty Chemicals—0.6%
3,600		Airgas, Inc.	347,940
3,300		Ashland, Inc.	281,193
8,400		Huntsman Corp.	158,424
		TOTAL	787,557
		Specialty Retailing—2.0%
5,200		Abercrombie & Fitch Co., Class A	257,712
1,800	[1]	AutoNation, Inc.	81,918
2,400	[1]	Big Lots, Inc.	87,408
16,200		CVS Corp.	942,516
2,000	[1]	Cabela's, Inc. Class A	128,400
3,650		Expedia, Inc.	203,816
7,900		GNC Acquisition Holdings, Inc.	358,107
2,500		Nordstrom, Inc.	141,475
2,800		Signet Jewelers Ltd.	192,444
13,300		Staples, Inc.	176,092
		TOTAL	2,569,888
		Surveillance-Detection—0.0%
1,600		Diebold, Inc.	46,864
		Telecommunication Equipment & Services—1.0%
1,900	[1]	Anixter International, Inc.	136,306
21,300		Cisco Systems, Inc.	445,596
6,200		Motorola Solutions, Inc.	354,640
6,800		Qualcomm, Inc.	419,016
		TOTAL	1,355,558
		Telephone Utility—0.5%
18,800		CenturyLink, Inc.	706,316
		Textiles Apparel & Luxury Goods—0.1%
700		PVH Corp.	80,787
		Toys & Games—0.4%
6,900		Hasbro, Inc.	326,853
4,600		Mattel, Inc.	210,036
		TOTAL	536,889
		Transportation—0.2%
8,100	[1]	Hertz Global Holdings, Inc.	195,048
		Truck Manufacturing—0.1%
1,300		Cummins, Inc.	138,307
		Undesignated Consumer Cyclicals—0.3%
8,200		Herbalife Ltd.	325,622
		Uniforms—0.2%
5,200		Cintas Corp.	233,324
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,088,099)	80,981,597
		Asset-Backed Securities—0.7%
$28,219		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	29,362
300,000		Discover Card Master Trust I 2012—B3, B3, 0.648%, 05/15/2018	300,333

Shares or Principal Amount			Value
		Asset-Backed Securities—continued
$200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.811%, 11/25/2045	$204,917
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.689%, 06/20/2017	401,517
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	24,921
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $954,275)	961,050
		Collateralized Mortgage Obligations—1.1%
1,523		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.406%, 3/25/2031	1,560
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2023	208,587
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	76,248
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	139,023
4,999		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	5,587
9,675		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	11,069
413		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	417
18,590		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	20,720
21,638		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	24,362
1,650		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	1,767
4,478		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	4,736
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	110,810
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	153,611
15,435		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	17,354
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.458%, 2/12/2051	119,806
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.297%, 12/12/2049	59,561
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	108,259
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	155,777
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	114,691
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	28,560
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,265,606)	1,362,505
		Corporate Bonds—9.4%
		Basic Industry - Chemicals—0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	106,556
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	21,128
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	40,788
70,000		RPM International, Inc., 6.500%, 02/15/2018	82,543
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	23,639
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	88,200
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,199
		TOTAL	394,053
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	54,247
100,000		Alcoa, Inc., 5.870%, 02/23/2022	107,025
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	103,238
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,001
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	100,923
50,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 06/01/2013	50,141
30,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.500%, 05/01/2018	30,181
100,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 4.100%, 05/01/2023	100,424
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	41,750
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	43,531
50,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.700%, 03/15/2023	50,544
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	20,392

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	$102,147
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	104,977
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	23,398
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	67,419
		TOTAL	1,015,338
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	10,018
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	22,074
		TOTAL	32,092
		Capital Goods - Aerospace & Defense—0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	54,211
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	23,033
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,680
		TOTAL	87,924
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	47,807
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,937
		Capital Goods - Diversified Manufacturing—0.3%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	15,515
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,561
60,000		Dover Corp., Note, 5.450%, 03/15/2018	71,048
30,000		Emerson Electric Co., 4.875%, 10/15/2019	35,854
80,000		Hubbell, Inc., 5.950%, 06/01/2018	96,036
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	56,350
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	91,509
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	37,000
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	18,365
		TOTAL	438,238
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	101,016
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,644
		TOTAL	132,660
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,245
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,414
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,993
		TOTAL	68,652
		Communications - Media & Cable—0.1%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	25,884
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	39,421
		TOTAL	65,305
		Communications - Media Noncable—0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	29,381
10,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	10,675
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,257
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	28,175
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	91,859
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,822

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Communications - Media Noncable—continued
$100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	$108,072
		TOTAL	319,241
		Communications - Telecom Wireless—0.3%
50,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	51,014
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	108,679
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	114,560
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	33,672
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	95,640
		TOTAL	403,565
		Communications - Telecom Wirelines—0.1%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 3/15/2042	10,340
90,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	105,851
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	74,478
		TOTAL	190,669
		Consumer Cyclical - Automotive—0.4%
70,000	[2,3]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.950%, 03/28/2014	70,712
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	77,420
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,896
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	100,588
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,484
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,361
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 01/30/2015	85,114
10,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.950%, 09/12/2017	10,231
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	65,788
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	21,147
		TOTAL	478,741
		Consumer Cyclical - Entertainment—0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	237,299
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	109,210
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	26,126
		TOTAL	372,635
		Consumer Cyclical - Lodging—0.0%
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	52,678
		Consumer Cyclical - Retailers—0.1%
15,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	15,535
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.250%, 7/15/2013	71,225
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	11,280
		TOTAL	98,040
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	72,944
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,847
		TOTAL	85,791
		Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	106,024
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	113,487
50,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	51,243
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	62,866
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 4/09/2023	200,539
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	24,028

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	$31,101
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	55,465
		TOTAL	644,753
		Consumer Non-Cyclical - Health Care—0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	55,016
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,928
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,320
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	105,297
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	70,163
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	12,376
		TOTAL	306,100
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,398
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	37,830
		TOTAL	48,228
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,633
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	33,531
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	36,177
		TOTAL	69,708
		Energy - Independent—0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,260
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	36,770
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	10,673
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.500%, 05/15/2042	10,876
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	110,847
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	92,225
		TOTAL	314,651
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	33,301
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,169
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	119,185
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,470
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	55,470
20,000		Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,442
50,000		Phillips 66, Sr. Unsecd. Note, Series WI, 4.300%, 04/01/2022	55,928
		TOTAL	325,965
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,279
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,285
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	21,102
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,876
10,000	[2,3]	Schlumberger Investment, Company Guarantee, 1.950%, 9/14/2016	10,373
		TOTAL	83,915
		Energy - Refining—0.0%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,996
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,762

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Energy - Refining—continued
$35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	$36,322
		TOTAL	63,080
		Financial Institution - Banking—1.4%
74,000		American Express Co., 2.650%, 12/02/2022	74,324
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	53,079
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	43,892
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 4/01/2015	63,675
100,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	114,650
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	50,140
125,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	128,125
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	53,517
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	22,137
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	109,034
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	28,474
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,896
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	42,455
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,407
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	77,387
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	74,847
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.000%, 5/01/2014	52,618
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	30,028
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	35,486
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	59,416
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	154,603
25,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/01/2023	24,994
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	72,085
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,928
30,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/01/2014	31,262
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	101,847
30,000		Wachovia Corp., Sr. Unsecd. Note, 5.750%, 2/01/2018	35,846
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	82,848
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	125,884
		TOTAL	1,827,884
		Financial Institution - Brokerage—0.3%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	22,631
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	92,720
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	149,791
40,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	44,189
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	15,067
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	52,754
		TOTAL	377,152
		Financial Institution - Finance Noncaptive—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	30,508
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.680%, 12/21/2065	181,000
		TOTAL	211,508
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	60,705
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	61,084
		TOTAL	121,789

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—0.1%
$10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	$13,665
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	11,110
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,950
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,340
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	10,284
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,453
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	63,164
		TOTAL	144,966
		Financial Institution - Insurance - P&C—0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	98,934
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,169
75,000		CNA Financial Corp., 6.500%, 08/15/2016	86,361
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	38,302
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	24,376
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 3/15/2014	103,510
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	99,235
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,180
		TOTAL	508,067
		Financial Institution - REITs—0.4%
40,000		AMB Property LP, Series MTN, 6.300%, 06/01/2013	40,175
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	55,267
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,480
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	67,051
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,993
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	48,521
50,000	[2,3]	Healthcare Trust of America, Series 144A, 3.700%, 04/15/2023	51,031
75,000		Liberty Property LP, 6.625%, 10/01/2017	89,221
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,643
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	22,653
35,000		Simon Property Group LP, 6.750%, 05/15/2014	36,664
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	37,128
10,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	11,284
		TOTAL	520,111
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,860
		Technology—0.4%
45,000		Apple, Inc., 1.000%, 05/03/2018	45,000
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400, 05/03/2023	30,104
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,121
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	68,207
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	21,483
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	101,379
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.600%, 09/15/2017	20,372
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,889
100,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	104,035
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	21,241
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,471
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	30,103
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,603

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Technology—continued
$25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$27,574
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,756
		TOTAL	548,338
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	145,144
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	80,433
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	62,079
30,000	[2,3]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.000%, 05/15/2023	30,157
		TOTAL	172,669
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	108,383
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 3/02/2015	62,238
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	32,513
		TOTAL	203,134
		Utility - Electric—0.7%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	94,694
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	117,410
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,383
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,021
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	81,308
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	103,336
25,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.250%, 03/15/2023	25,880
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	11,320
24,798	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	26,504
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	37,837
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	95,604
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	55,626
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	86,635
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	63,748
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,712
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	43,327
		TOTAL	871,345
		Utility - Natural Gas Distributor—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	27,121
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,790
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	67,017
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	63,994
		TOTAL	169,922
		Utility - Natural Gas Pipelines—0.2%
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	54,147
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	46,090
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	69,401
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	51,394
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	20,214
40,000		Williams Partners LP, 5.250%, 03/15/2020	46,494

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—continued
$30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	$32,794
		TOTAL	320,534
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,207,774)	12,369,822
		FOREIGN Government/AgencY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $76,934)	82,725
		Mortgage-Backed Securities—0.0%
		Federal National Mortgage Association—0.0%
2,153		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	2,232
5,294		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	5,727
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,716)	7,959
		MUNICIPAL SECURITY—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	92,418
		U.S. Treasury—6.9%
2,162,601		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	2,470,349
1,500,000		United States Treasury Note, 0.500%, 7/31/2017	1,497,645
500,000		United States Treasury Note, 0.625%, 9/30/2017	501,238
1,300,000		United States Treasury Note, 0.750%, 10/31/2017	1,309,669
750,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	762,199
1,000,000		United States Treasury Note, 1.000%, 8/31/2016	1,020,711
200,000		United States Treasury Note, 3.375%, 11/15/2019	230,666
1,100,000		United States Treasury Note, 3.500%, 5/15/2020	1,280,657
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,944,099)	9,073,134
		EXCHANGE-TRADED FUNDS—5.6%
30,400		iShares MSCI Emerging Markets Fund	1,316,016
98,000		iShares MSCI EAFE Index Fund	6,070,120
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,675,375)	7,386,136
		MUTUAL FUNDS—14.4%[5]
55,577		Emerging Markets Fixed Income Core Fund	1,967,099
835,444		Federated Mortgage Core Portfolio	8,479,759
3,907,968	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%	3,907,968
132,101		Federated Project and Trade Finance Core Fund	1,291,949
490,991		High Yield Bond Portfolio	3,358,379
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $18,458,972)	19,005,154
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $119,748,850)[7]	131,322,500
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	14,426
		TOTAL NET ASSETS—100%	$131,336,926

At April 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	81	$10,095,891	June 2013	$102,333
[1]United States Treasury Note 10-Year Long Futures	55	$7,334,766	June 2013	$167,455
[1]United State Treasury Long Bond Short Futures	20	$2,967,500	June 2013	$(135,514)
[1]United State Treasury Ultra Bond Short Futures	5	$821,719	June 2013	$(46,652)
[1]United States Treasury Note 2-Year Short Futures	100	$22,062,500	June 2013	$(33,037)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$54,585
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,133,785 and $25,464,297, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $2,788,165, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $2,550,866, which represented 1.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$237,299
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At April 30, 2013, the cost of investments for federal tax purposes was $119,748,034. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $11,574,466. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,578,850 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,004,384.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,166,676	$—	$—	$78,166,676
International	2,814,921	—	—	2,814,921
Debt Securities:
Asset-Backed Securities	—	961,050	—	961,050
Collateralized Mortgage Obligations	—	1,362,505	—	1,362,505
Corporate Bonds	—	12,369,822	—	12,369,822
Foreign Government/Agency	—	82,725	—	82,725
Mortgage-Backed Securities	—	7,959	—	7,959
Municipal Security	—	92,418	—	92,418
U.S. Treasury	—	9,073,134	—	9,073,134
Exchange-Traded Funds	7,386,136	—	—	7,386,136
Mutual Funds[1]	17,713,205	1,291,949	—	19,005,154
TOTAL SECURITIES	$106,080,938	$25,241,562	$—	$131,322,500
OTHER FINANCIAL INSTRUMENTS[2]	$54,585	$—	$—	$54,585
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
20
Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—1.3%
5,000		Monsanto Co.	$534,100
8,035		Scotts Miracle-Gro Co.	364,387
		TOTAL	898,487
		Agricultural Machinery—1.1%
8,200		Deere & Co.	732,260
		Airline - National—0.8%
17,327	[1]	United Continental Holdings, Inc.	559,662
		Airlines—0.2%
1,100		Copa Holdings SA, Class A	138,138
		Apparel—0.7%
4,800		L Brands, Inc.	241,968
1,300		V.F. Corp.	231,686
		TOTAL	473,654
		AT&T Divestiture—2.0%
24,536		Verizon Communications, Inc.	1,322,736
		Auto Manufacturing—0.5%
25,317		Ford Motor Co.	347,096
		Auto Original Equipment Manufacturers—0.2%
1,500	[1]	O'Reilly Automotive, Inc.	160,980
		Auto Part Replacement—1.7%
14,507		Genuine Parts Co.	1,107,319
		Baking—0.4%
8,232		Flowers Foods, Inc.	271,162
		Biotechnology—2.8%
7,200		Amgen, Inc.	750,312
2,700	[1]	Biogen Idec, Inc.	591,111
4,173	[1]	Celgene Corp.	492,706
		TOTAL	1,834,129
		Broadcasting—1.2%
14,653	[1]	DIRECTV Group, Inc.	828,774
		Building Supply Stores—0.7%
6,700		Home Depot, Inc.	491,445
		Cable & Wireless Television—1.0%
6,900		Time Warner Cable, Inc.	647,841
		Cable TV—1.9%
5,793	[1]	AMC Networks, Inc.	365,017
1,988	[1]	Charter Communications, Inc.	200,271
13,041		Comcast Corp., Class A	538,593
2,400		Viacom, Inc., Class B	153,576
		TOTAL	1,257,457
		Cellular Communications—0.1%
11,271	[1]	NII Holdings, Inc.	98,058
		Clothing Stores—2.3%
24,415		Gap (The), Inc.	927,526
9,129		Hanesbrands, Inc.	457,911
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
3,300	[1]	Urban Outfitters, Inc.	$136,752
		TOTAL	1,522,189
		Commercial Services—0.4%
2,200	[1]	Stericycle, Inc.	238,304
		Commodity Chemicals—1.5%
9,000		Du Pont (E.I.) de Nemours & Co.	490,590
15,925		RPM International, Inc.	515,970
		TOTAL	1,006,560
		Computer Peripherals—2.2%
25,100	[1]	EMC Corp.	562,993
14,000	[1]	NetApp, Inc.	488,460
7,500		Western Digital Corp.	414,600
		TOTAL	1,466,053
		Computer Services—0.4%
4,054	[1]	Cognizant Technology Solutions Corp.	262,699
		Computers - High End—2.4%
8,000		IBM Corp.	1,620,320
		Computers - Low End—2.4%
3,595		Apple, Inc.	1,591,686
		Construction Machinery—2.2%
11,100		Caterpillar, Inc.	939,837
8,900		Joy Global, Inc.	503,028
		TOTAL	1,442,865
		Cosmetics & Toiletries—1.8%
15,906		Avon Products, Inc.	368,383
4,800		Estee Lauder Cos., Inc., Class A	332,880
3,500	[1]	Sally Beauty Holdings, Inc.	105,210
4,284	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	375,493
		TOTAL	1,181,966
		Crude Oil & Gas Production—1.9%
4,900		Cabot Oil & Gas Corp., Class A	333,445
6,700		EOG Resources, Inc.	811,772
6,083	[1]	Newfield Exploration Co.	132,549
		TOTAL	1,277,766
		Defense Aerospace—1.8%
408	[1]	B/E Aerospace, Inc.	25,598
1,800		Boeing Co.	164,538
8,200		Lockheed Martin Corp.	812,538
2,700		Triumph Group, Inc.	215,730
		TOTAL	1,218,404
		Discount Department Stores—1.7%
2,700		Family Dollar Stores, Inc.	165,699
12,632		Wal-Mart Stores, Inc.	981,759
		TOTAL	1,147,458
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	124,830
		Education & Training Services—0.2%
5,400	[1]	Apollo Group, Inc., Class A	99,198
3,604	[1]	ITT Educational Services, Inc.	65,989
		TOTAL	165,187
2

Shares			Value
		COMMON STOCKS—continued
		Electrical Equipment—0.3%
3,400		Emerson Electric Co.	$188,734
		Electronic Instruments—0.2%
5,338	[1]	Trimble Navigation Ltd.	153,414
		Ethical Drugs—2.1%
17,791		Eli Lilly & Co.	985,266
3,600	[1]	United Therapeutics Corp.	240,408
13,300		Warner Chilcott PLC	191,254
		TOTAL	1,416,928
		Financial Services—3.8%
4,900		American Express Co.	335,209
2,900		BlackRock, Inc.	772,850
3,300	[1]	FleetCor Technologies, Inc.	253,770
6,700	[1]	Verifone Systems, Inc.	143,916
4,894		Visa, Inc., Class A	824,443
12,400		Western Union Co.	183,644
		TOTAL	2,513,832
		Food Wholesaling—1.6%
29,917		Sysco Corp.	1,042,907
		Generic Drugs—0.9%
9,900	[1]	Mylan, Inc.	288,189
2,800		Perrigo Co.	334,348
		TOTAL	622,537
		Grocery Chain—2.4%
40,877		Kroger Co.	1,405,351
2,000		Whole Foods Market, Inc.	176,640
		TOTAL	1,581,991
		Health Care Equipment & Supplies—0.3%
2,600		Stryker Corp.	170,508
		Health Care Providers & Services—0.5%
5,000	[1]	HCA, Inc.	199,450
1,400	[1]	Laboratory Corp. of America Holdings	130,704
		TOTAL	330,154
		Health Care Technology—0.5%
3,600	[1]	Cerner Corp.	348,372
		Home Products—0.4%
3,600		Tupperware Brands Corp.	289,080
		Hotels and Motels—0.3%
100		Marriott International, Inc., Class A	4,306
3,100		Wyndham Worldwide Corp.	186,248
		TOTAL	190,554
		Industrial Machinery—0.6%
5,000		Ingersoll-Rand PLC, Class A	269,000
1,100		Valmont Industries, Inc.	160,303
		TOTAL	429,303
		Internet Services—2.6%
9,700	[1]	eBay, Inc.	508,183
300	[1]	Google, Inc.	247,371
1,446	[1]	Priceline.com, Inc.	1,006,402
		TOTAL	1,761,956
		IT Services—0.9%
3,900		Accenture PLC	317,616
3

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
17,255		SAIC, Inc.	$257,790
		TOTAL	575,406
		Medical Supplies—2.5%
1,900		Becton, Dickinson & Co.	179,170
25,348		Cardinal Health, Inc.	1,120,889
3,200		McKesson Corp.	338,624
		TOTAL	1,638,683
		Medical Technology—2.1%
1,047	[1]	Intuitive Surgical, Inc.	515,428
22,232		St. Jude Medical, Inc.	916,403
		TOTAL	1,431,831
		Miscellaneous Components—0.3%
2,300		Amphenol Corp., Class A	173,696
		Miscellaneous Machinery—0.5%
1,800		Illinois Tool Works, Inc.	116,208
2,100		Parker-Hannifin Corp.	185,997
		TOTAL	302,205
		Multi-Industry Capital Goods—1.2%
2,400		3M Co.	251,304
5,307		Crane Co.	285,676
3,300		Honeywell International, Inc.	242,682
		TOTAL	779,662
		Multi-Line Insurance—0.8%
6,000		Allied World Assurance Holdings Ltd.	544,860
		Mutual Fund Adviser—0.3%
2,300		T. Rowe Price Group, Inc.	166,750
		Office Equipment—0.6%
28,428		Pitney Bowes, Inc.	388,611
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	476,053
		Offshore Driller—0.2%
1,900		Oceaneering International, Inc.	133,323
		Oil Well Supply—0.5%
4,400		Schlumberger Ltd.	327,492
		Other Communications Equipment—1.4%
18,017		Harris Corp.	832,385
4,900	[1]	Skyworks Solutions, Inc.	108,143
		TOTAL	940,528
		Packaged Foods—0.3%
2,500		Hershey Foods Corp.	222,900
		Paint & Related Materials—0.4%
1,600		Sherwin-Williams Co.	292,976
		Personal & Household—0.3%
3,600		Nu Skin Enterprises, Inc., Class A	182,628
		Personal Products—0.3%
1,800		Kimberly-Clark Corp.	185,742
		Plastic Containers—0.6%
15,128	[1]	Owens-Illinois, Inc.	397,564
		Pollution Control—0.2%
2,200		Danaher Corp.	134,068
4

Shares			Value
		COMMON STOCKS—continued
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	$143,362
		Professional Services—0.3%
2,200		Dun & Bradstreet Corp.	194,590
		Property Liability Insurance—0.9%
6,906		The Travelers Cos., Inc.	589,841
		Railroad—0.9%
3,100		Union Pacific Corp.	458,676
1,500		Wabtec Corp.	157,410
		TOTAL	616,086
		Recreational Goods—0.3%
11,642		International Game Technology	197,332
		Recreational Vehicles—0.2%
1,200		Polaris Industries, Inc., Class A	103,428
		Restaurants—0.5%
3,200	[1]	Green Mountain Coffee, Inc.	183,680
866	[1]	Panera Bread Co.	153,481
		TOTAL	337,161
		Semiconductor Manufacturing—2.6%
72,631		Intel Corp.	1,739,512
		Semiconductors & Semiconductor Equipment—0.2%
3,200		Avago Technologies Ltd.	102,272
		Services to Medical Professionals—0.4%
3,300	[1]	Henry Schein, Inc.	298,320
		Shoes—0.3%
4,000	[1]	Deckers Outdoor Corp.	220,480
		Soft Drinks—4.0%
26,094		Coca-Cola Enterprises, Inc.	955,823
26,130		Dr. Pepper Snapple Group, Inc.	1,275,928
5,210		PepsiCo, Inc.	429,669
		TOTAL	2,661,420
		Software Packaged/Custom—6.5%
2,000	[1]	Akamai Technologies, Inc.	87,820
6,900	[1]	BMC Software, Inc.	313,812
35,613		CA, Inc.	960,483
2,800	[1]	Citrix Systems, Inc.	174,076
1,400	[1]	F5 Networks, Inc.	107,002
5,000		Intuit, Inc.	298,200
6,700		Microsoft Corp.	221,770
10,400		Oracle Corp.	340,912
4,917	[1]	Solarwinds, Inc.	250,029
62,107	[1]	Symantec Corp.	1,509,224
1,088	[1]	VMware, Inc., Class A	76,704
		TOTAL	4,340,032
		Specialty Chemicals—0.4%
2,500		Airgas, Inc.	241,625
		Specialty Retailing—4.9%
7,089		Advance Auto Parts, Inc.	594,625
700	[1]	AutoZone, Inc.	286,363
3,600	[1]	Bed Bath & Beyond, Inc.	247,680
5,900	[1]	Big Lots, Inc.	214,878
1,700		Costco Wholesale Corp.	184,331
5

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
5,300	[1]	Dollar General Corp.	$276,077
2,800		Expedia, Inc.	156,352
14,716		GNC Acquisition Holdings, Inc.	667,076
6,136		Nordstrom, Inc.	347,236
2,000		PetSmart, Inc.	136,480
1,349		Tractor Supply Co.	144,573
		TOTAL	3,255,671
		Telecommunication Equipment & Services—1.7%
6,400		Motorola, Inc.	366,080
12,300		Qualcomm, Inc.	757,926
		TOTAL	1,124,006
		Telephone Utility—0.4%
28,204		Windstream Corp.	240,298
		Textiles Apparel & Luxury Goods—0.4%
2,100		Coach, Inc.	123,606
900		Ralph Lauren Corp.	163,422
		TOTAL	287,028
		Toys & Games—1.7%
21,165		Hasbro, Inc.	1,002,586
3,000		Mattel, Inc.	136,980
		TOTAL	1,139,566
		Trading Companies & Distributors—0.2%
500		Grainger (W.W.), Inc.	123,235
		Transportation—0.5%
12,800	[1]	Hertz Global Holdings, Inc.	308,224
		Truck Manufacturing—0.6%
3,300		Cummins, Inc.	351,087
2,227	[1]	Navistar International Corp.	73,758
		TOTAL	424,845
		Trucking—0.2%
1,500		Hunt (J.B.) Transportation Services, Inc.	106,605
		Undesignated Consumer Cyclicals—0.7%
7,900		Herbalife Ltd.	313,709
3,300		Weight Watchers International, Inc.	139,161
		TOTAL	452,870
		Uniforms—0.6%
9,236		Cintas Corp.	414,419
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,387,497)	65,432,961
		MUTUAL FUND—2.0%
1,303,274	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	1,303,274
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $60,690,771)[4]	66,736,235
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(122,976)
		TOTAL NET ASSETS—100%	$66,613,259
6

1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2013, the cost of investments for federal tax purposes was $60,690,771. The net unrealized appreciation of investments for federal tax purposes was $6,045,464. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,428,964 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,383,500.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Accident & Health Insurance—0.1%
1,087	[1]	Triple-S Management Corp., Class B	$19,599
		Agricultural Machinery—0.6%
1,305		Lindsay Manufacturing Co.	100,250
		Airline - National—0.6%
15,940	[1]	Jet Blue Airways Corp.	109,827
		Airline - Regional—1.7%
1,856	[1]	Alaska Air Group, Inc.	114,404
9,014	[1]	Republic Airways Holdings, Inc.	100,867
6,627		SkyWest, Inc.	94,832
		TOTAL	310,103
		Apparel—0.7%
1,300	[1]	Ann, Inc.	38,402
1,837	[1]	Express, Inc.	33,452
2,056	[1]	Iconix Brand Group, Inc.	58,904
		TOTAL	130,758
		Auto Original Equipment Manufacturers—0.4%
647		Dana Holding Corp.	11,161
1,654	[1]	Tenneco Automotive, Inc.	63,960
		TOTAL	75,121
		Auto Part Replacement—0.8%
4,885		Standard Motor Products, Inc.	149,676
		Auto Rentals—0.5%
609	[1]	AMERCO	97,866
		Beer—0.2%
200	[1]	The Boston Beer Co., Inc., Class A	33,864
		Biotechnology—1.8%
1,400	[1]	Air Methods Corp.	51,226
3,000	[1]	Alkermes, Inc.	91,830
844	[1]	Cambrex Corp.	10,542
6,313		PDL BioPharma, Inc.	48,863
3,960		Questcor Pharmaceuticals, Inc.	121,730
		TOTAL	324,191
		Building Materials—0.2%
1,300		Aaon, Inc.	36,933
		Business Services—0.7%
3,841	[1]	Euronet Worldwide, Inc.	117,266
		Carpets—0.5%
5,465		Culp, Inc.	88,752
		Cement—0.3%
900	[1]	Texas Industries, Inc.	57,312
		Clothing Stores—0.3%
1,592		Mens Wearhouse, Inc.	53,332
		Commercial Banks—0.4%
5,500		Old National Bancorp	66,990
		Commercial Services—0.8%
3,200		Convergys Corp.	54,464
1

Shares			Value
		COMMON STOCKS—continued
		Commercial Services—continued
2,200	[1]	Parexel International Corp.	$90,090
		TOTAL	144,554
		Commodity Chemicals—0.6%
794		Innospec, Inc.	34,944
1,300		Stepan Co.	74,022
		TOTAL	108,966
		Computer Networking—0.2%
1,951		Black Box Corp.	42,376
		Computer Peripherals—1.7%
3,800	[1]	Aruba Networks, Inc.	85,462
1,443		Daktronics, Inc.	14,416
4,007	[1]	Emulex Corp.	24,042
3,100	[1]	Silicon Graphics, Inc.	40,300
3,200	[1]	Synaptics, Inc.	131,936
		TOTAL	296,156
		Computer Services—2.4%
1,805	[1]	CACI International, Inc., Class A	105,575
1,757	[1]	Manhattan Associates, Inc.	123,359
2,944	[1]	Synnex Corp.	101,862
500		Syntel, Inc.	31,585
3,715	[1]	Unisys Corp.	71,068
		TOTAL	433,449
		Computer Stores—0.9%
2,971	[1]	Insight Enterprises, Inc.	53,835
6,669	[1]	PC Connections, Inc.	102,969
		TOTAL	156,804
		Construction & Engineering—0.7%
3,100	[1]	Pike Electric Corp.	48,453
4,500	[1]	Tutor Perini Corp.	73,980
		TOTAL	122,433
		Consumer Products—0.1%
1,300	[1]	Libbey, Inc.	25,181
		Cosmetics & Toiletries—0.7%
1,200		Inter Parfums, Inc.	34,764
4,693	[1]	Revlon, Inc.	90,810
		TOTAL	125,574
		Crude Oil & Gas Production—0.1%
439		CVR Energy, Inc.	21,630
		Dairy Products—0.2%
900		Cal-Maine Foods, Inc.	38,412
		Defense Aerospace—0.8%
4,400		AAR Corp.	78,584
500	[1]	Esterline Technologies Corp.	37,520
265		Triumph Group, Inc.	21,173
		TOTAL	137,277
		Defense Electronics—1.3%
1,300		American Railcar Industries, Inc.	46,423
4,030	[1]	First Solar, Inc.	187,637
		TOTAL	234,060
		Department Stores—0.2%
2,600		Bon-Ton Stores, Inc.	39,884
2

Shares			Value
		COMMON STOCKS—continued
		Diversified Leisure—0.5%
423	[1]	Coinstar, Inc.	$22,339
2,400	[1]	Multimedia Games Holding Company, Inc.	59,184
		TOTAL	81,523
		Education & Training Services—0.8%
1,323	[1]	Capella Education Co.	46,861
9,085	[1]	Corinthian Colleges, Inc.	18,170
400	[1]	Grand Canyon Education, Inc.	10,228
1,944	[1]	ITT Educational Services, Inc.	35,594
500		Strayer Education, Inc.	23,680
		TOTAL	134,533
		Electric & Electronic Original Equipment Manufacturers—1.4%
3,600		Altra Holdings, Inc.	95,940
4,371	[1]	Generac Holdings, Inc.	157,050
		TOTAL	252,990
		Electric Utilities—0.3%
1,100		MGE Energy, Inc.	61,435
		Electric Utility—0.4%
1,600		Idacorp, Inc.	78,736
		Electrical Equipment—1.3%
900		Brady (W.H.) Co.	30,492
250	[1]	EnerSys, Inc.	11,460
2,200		Franklin Electronics, Inc.	71,214
1,200	[1]	Powell Industries, Inc.	59,088
800		Smith (A.O.) Corp.	60,344
		TOTAL	232,598
		Electronic Equipment Instruments & Components—0.7%
6,767	[1]	Sanmina Corp.	85,400
4,900	[1]	Taser International, Inc.	43,169
		TOTAL	128,569
		Electronic Test/Measuring Equipment—0.3%
2,100		Monotype Imaging Holdings, Inc.	48,699
		Energy Equipment & Services—0.5%
3,400	[1]	Exterran Holdings, Inc.	89,828
		Ethical Drugs—0.2%
2,698	[1]	PharMerica Corp.	34,777
		Financial Services—4.7%
5,035		Deluxe Corp.	192,035
100		Financial Engines, Inc.	3,637
3,300		Heartland Payment Systems, Inc.	108,537
8,258		MainSource Financial Group, Inc.	104,629
6,107		Nelnet, Inc., Class A	207,638
6,155	[1]	PHH Corp.	129,747
829	[1]	Portfolio Recovery Associates, Inc.	101,760
		TOTAL	847,983
		Food Wholesaling—0.2%
600		Core-Mark Holding Co., Inc.	31,224
		Furniture—1.4%
2,300	[1]	American Woodmark Corp.	77,395
500		Ethan Allen Interiors, Inc.	14,640
4,300		Haverty Furniture Cos., Inc.	102,254
59		Kimball International, Inc., Class B	542
3

Shares			Value
		COMMON STOCKS—continued
		Furniture—continued
2,900		La-Z Boy Chair Co.	$52,374
		TOTAL	247,205
		Gas Utilities—0.3%
1,100		Chesapeake Utilities Corp.	58,696
		Health Care—1.4%
4,310	[1]	USANA, Inc.	243,170
		Home Building—0.2%
1,046		M.D.C. Holdings, Inc.	39,330
		Home Health Care—0.8%
4,016	[1]	Gentiva Health Services, Inc.	42,128
1,819	[1]	Wellcare Health Plans, Inc.	106,066
		TOTAL	148,194
		Hospitals—1.0%
2,000		Ensign Group, Inc.	69,740
1,300	[1]	HealthSouth Corp.	35,750
7,891	[1]	Select Medical Holdings Corp.	65,101
		TOTAL	170,591
		Household Appliances—0.2%
2,742	[1]	hhgregg, Inc.	37,044
		Industrial Machinery—0.5%
1,300		Albany International Corp., Class A	37,765
2,800	[1]	Columbus McKinnon Corp.	52,584
		TOTAL	90,349
		Industrial Services—0.5%
5,174	[1]	EnerNOC, Inc.	90,648
		Insurance Brokerage—0.5%
1,564		AmTrust Financial Services, Inc.	49,516
5,200		Crawford & Co., Class B	39,468
200	[1]	Texas Capital Bancshares, Inc.	8,332
		TOTAL	97,316
		Internet Services—1.3%
2,400	[1]	Angie's List, Inc.	58,176
5,513	[1]	Overstock.com, Inc.	114,670
3,200	[1]	Web.com Group, Inc.	55,680
		TOTAL	228,526
		Jewelry Stores—0.2%
1,100		Movado Group, Inc.	33,264
		Life Insurance—0.7%
2,489		Primerica, Inc.	84,526
2,668		Symetra Financial Corp.	36,365
		TOTAL	120,891
		Lumber Products—0.5%
4,900	[1]	Louisiana-Pacific Corp.	88,788
		Machine Tools—0.2%
700		AZZ, Inc.	29,603
		Magazine Publishing—0.2%
800		Meredith Corp.	31,056
		Maritime—0.4%
1,600		TAL International Group, Inc.	66,240
4

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—2.3%
3,400		Invacare Corp.	$45,730
800	[1]	MWI Veterinary Supply, Inc.	94,168
3,500	[1]	NuVasive, Inc.	73,395
2,200	[1]	Orthofix International NV	71,280
2,100		West Pharmaceutical Services, Inc.	134,106
		TOTAL	418,679
		Medical Technology—2.0%
300		Cantel Medical Corp.	9,483
3,000	[1]	Cyberonics, Inc.	130,260
1,100	[1]	Greatbatch Technologies, Inc.	30,734
3,300	[1]	Hanger Orthopedic Group, Inc.	100,287
1,100	[1]	Integra Lifesciences Corp.	38,533
1,500	[1]	SurModics, Inc.	39,675
		TOTAL	348,972
		Metal Containers—0.2%
1,000	[1]	Mobile Mini, Inc.	28,130
		Metal Fabrication—0.3%
2,058	[1]	NN, Inc.	18,543
1,200		Worthington Industries, Inc.	38,616
		TOTAL	57,159
		Metals & Mining—0.1%
608	[1]	Cloud Peak Energy, Inc.	11,880
		Miscellaneous Components—0.9%
2,669	[1]	Amkor Technology, Inc.	11,290
1,900		Power Integrations, Inc.	78,679
1,500	[1]	Proto Labs, Inc.	76,620
		TOTAL	166,589
		Miscellaneous Food Products—0.0%
235		Fresh Del Monte Produce, Inc.	5,971
		Miscellaneous Machinery—0.1%
1,000		John Bean Technologies Corp.	20,740
		Money Center Bank—0.0%
78		MidWestOne Financial Group, Inc.	1,864
		Mortgage and Title—0.8%
4,232		First American Financial Corp.	113,291
1,400		Stewart Information Services Corp.	37,898
		TOTAL	151,189
		Multi-Industry Basic—0.4%
4,300	[1]	Graphic Packaging Holding Co.	32,336
1,928		Olin Corp.	46,600
		TOTAL	78,936
		Multi-Line Insurance—2.2%
1,100		Amerisafe, Inc.	35,926
10,135		CNO Financial Group, Inc.	114,728
2,675		FBL Financial Group, Inc., Class A	105,154
3,925		Montpelier Re Holdings Ltd.	101,108
700		Safety Insurance Group, Inc.	34,769
		TOTAL	391,685
		Natural Gas Production—0.3%
6,663	[1]	VAALCO Energy, Inc.	44,775
5

Shares			Value
		COMMON STOCKS—continued
		Office Supplies—0.7%
3,826		United Stationers, Inc.	$124,230
		Oil Refiner—1.8%
5,272		Alon USA Energy, Inc.	87,515
3,122		Delek US Holdings, Inc.	112,673
4,172		Western Refining, Inc.	128,957
		TOTAL	329,145
		Oil Service, Explore & Drill—0.4%
200	[1]	Geospace Technologies Corp.	16,874
11,137	[1]	Parker Drilling Co.	45,884
		TOTAL	62,758
		Oil Well Supply—0.2%
1,000	[1]	Park-Ohio Holdings Corp.	36,780
		Optical Reading Equipment—0.3%
1,800	[1]	ScanSource, Inc.	52,146
		Other Steel Producer—0.3%
3,300	[1]	Gibraltar Industries, Inc.	61,710
		Other Tobacco Products—0.6%
2,000		Universal Corp.	115,100
		Packaged Foods—0.3%
800		J&J Snack Foods Corp.	60,016
		Paper Products—1.2%
9,207	[1]	Boise, Inc.	73,564
1,600		Glatfelter (P.H.) Co.	38,400
2,500		Kadant, Inc.	69,175
1,200		Orchids Paper Products Co.	27,600
		TOTAL	208,739
		Personal Loans—0.9%
1,415		Cash America International, Inc.	61,736
800	[1]	Credit Acceptance Corp.	80,264
125	[1]	World Acceptance Corp.	11,108
		TOTAL	153,108
		Personnel Agency—1.6%
6,000	[1]	AMN Healthcare Services, Inc.	82,380
3,035		Kelly Services, Inc., Class A	51,656
4,000	[1]	Korn/Ferry International	66,200
1,100		Maximus, Inc.	87,659
		TOTAL	287,895
		Photography—0.5%
1,227	[1]	AEP Industries, Inc.	94,602
		Plastic—0.4%
2,600		Tredegar Industries, Inc.	76,960
		Pollution Control—0.3%
1,800		US Ecology, Inc.	48,960
		Printed Circuit Boards—0.3%
11,747	[1]	Sigma Designs, Inc.	55,916
		Printing—1.1%
1,400	[1]	Consolidated Graphics, Inc.	49,938
2,494		Quad Graphics, Inc.	52,124
3,444		Valassis Communications, Inc.	88,270
		TOTAL	190,332
6

Shares			Value
		COMMON STOCKS—continued
		Professional Services—0.2%
900	[1]	FTI Consulting, Inc.	$29,808
		Property Liability Insurance—2.0%
1,700		Argo Group International Holdings Ltd.	70,465
200	[1]	Enstar Group Ltd.	25,418
1,500		Horace Mann Educators Corp.	33,825
1,974		Platinum Underwriters Holdings Ltd.	112,025
1,508		ProAssurance Corp.	73,877
1,600		United Fire & Casualty Co.	44,736
		TOTAL	360,346
		Railroad—0.2%
1,500	[1]	Greenbrier Cos., Inc.	33,840
		Recreational Goods—1.3%
11,180	[1]	Smith & Wesson Holding Corp.	98,160
2,500		Sturm Ruger & Co., Inc.	128,175
		TOTAL	226,335
		Recreational Vehicles—0.5%
984		Brunswick Corp.	31,153
3,300	[1]	Winnebago Industries, Inc.	60,456
		TOTAL	91,609
		Regional Banks—7.6%
2,700		BBCN Bancorp, Inc.	34,776
800		BancFirst Corp.	33,472
7,564		Cardinal Financial Corp.	115,351
800		Community Trust Bancorp, Inc.	27,696
3,174		Enterprise Financial Services Corp.	45,642
3,099		Financial Institutions, Inc.	59,284
16,240	[1]	First BanCorp	95,979
2,400		First Interstate BancSystem, Inc., Class A	48,768
2,400		Hancock Holding Co.	65,448
5,480	[1]	Hanmi Financial Corp.	84,556
2,100		Heartland Financial USA, Inc.	53,361
800		Home Bancshares, Inc.	31,776
1,300		Iberiabank Corp.	59,306
1,600		National Penn Bancshares, Inc.	15,664
680		Peoples Bancorp, Inc.	13,858
3,000	[1]	Pinnacle Financial Partners, Inc.	72,810
2,600		PrivateBancorp, Inc.	49,868
3,800		Susquehanna Bankshares, Inc.	44,346
5,800		Umpqua Holdings Corp.	69,600
1,600		Union First Market Bankshares Corp.	30,256
1,200		Washington Trust Bancorp	32,100
1,600		Wesbanco, Inc.	40,048
6,000	[1]	Western Alliance Bancorp	88,260
18,457	[1]	Wilshire Bancorp, Inc.	117,940
1,100		Wintrust Financial Corp.	39,446
		TOTAL	1,369,611
		Rental & Leasing Services—0.1%
580		Rent-A-Center, Inc.	20,259
		Restaurant—0.7%
300		Cracker Barrel Old Country Store, Inc.	24,822
1,000		Domino's Pizza, Inc.	55,200
7

Shares			Value
		COMMON STOCKS—continued
		Restaurant—continued
800	[1]	Red Robin Gourmet Burgers	$38,696
		TOTAL	118,718
		Roofing & Wallboard—0.3%
1,300	[1]	Beacon Roofing Supply, Inc.	49,569
		Rubber—0.5%
3,919		Cooper Tire & Rubber Co.	97,544
		Savings & Loan—2.9%
2,537		Banner Corp.	82,884
170		HomeStreet, Inc.	3,655
2,600		MB Financial, Inc.	64,376
6,548		Provident Financial Holdings, Inc.	106,077
4,800		Sterling Financial Corp. WA	104,640
1,000		WSFS Financial Corp.	48,940
4,900		Webster Financial Corp. Waterbury	114,513
		TOTAL	525,085
		Semiconductor Manufacturing—1.3%
2,294	[1]	Cirrus Logic, Inc.	44,297
810	[1]	Omnivision Technologies, Inc.	10,862
1,300	[1]	Plexus Corp.	35,061
13,200	[1]	RF Micro Devices, Inc.	74,052
5,751	[1]	Spansion, Inc.	74,706
		TOTAL	238,978
		Semiconductor Manufacturing Equipment—0.4%
2,500	[1]	Advanced Energy Industries, Inc.	42,450
1,853		Mentor Graphics Corp.	33,836
		TOTAL	76,286
		Services to Medical Professionals—0.8%
1,700	[1]	Bio-Reference Laboratories, Inc.	43,350
5,200	[1]	MedAssets, Inc.	97,396
		TOTAL	140,746
		Shoes—1.4%
4,000		Brown Shoe Co., Inc.	67,640
317	[1]	CROCs, Inc.	5,078
1,459	[1]	Genesco, Inc.	89,802
4,200	[1]	Skechers USA, Inc., Class A	87,276
		TOTAL	249,796
		Software Packaged/Custom—4.1%
3,132	[1]	Aspen Technology, Inc.	95,463
4,319	[1]	CSG Systems International, Inc.	93,334
1,638	[1]	Commvault Systems, Inc.	120,459
1,530	[1]	ePlus, Inc.	69,584
768		ManTech International Corp., Class A	20,498
3,800		Pegasystems, Inc.	96,178
100	[1]	Sourcefire, Inc.	4,776
1,200	[1]	Synchronoss Technologies, Inc.	34,008
4,127	[1]	ValueClick, Inc.	127,359
2,300	[1]	Virtusa Corp.	51,083
1,405	[1]	Websense, Inc.	25,065
		TOTAL	737,807
		Specialty Chemicals—1.5%
4,000		American Vanguard Corp.	115,360
8

Shares			Value
		COMMON STOCKS—continued
		Specialty Chemicals—continued
1,800		Chemed Corp.	$146,916
308	[1]	Omnova Solutions, Inc.	2,054
		TOTAL	264,330
		Specialty Retailing—3.5%
2,083	[1]	Asbury Automotive Group, Inc.	83,507
5,100		Big 5 Sporting Goods Corp.	85,680
700	[1]	Cabela's, Inc., Class A	44,940
1,300	[1]	Conn's, Inc.	56,303
1,500		Finish Line, Inc., Class A	29,085
700		Lithia Motors, Inc., Class A	34,664
1,762	[1]	Lumber Liquidators, Inc.	144,414
3,820		Natures Sunshine Products, Inc.	55,887
2,100		Penske Automotive Group, Inc.	64,932
900		Stage Stores, Inc.	24,921
		TOTAL	624,333
		Surveillance-Detection—0.1%
200		Mine Safety Appliances Co.	9,600
		Telecommunication Equipment & Services—1.2%
1,089	[1]	Anixter International, Inc.	78,125
2,700	[1]	Arris Group, Inc.	44,577
1,100	[1]	Mastec, Inc.	30,580
1,500		Plantronics, Inc.	65,730
		TOTAL	219,012
		Telephone Utility—1.2%
1,800		Atlantic Telephone Network, Inc.	91,386
2,313	[1]	Hawaiian Telcom Holdco, Inc.	55,905
21,665	[1]	Vonage Holdings Corp.	66,078
		TOTAL	213,369
		Textiles Apparel & Luxury Goods—0.4%
4,982		The Jones Group, Inc.	69,748
		Toys & Games—0.0%
369	[1]	Leapfrog Enterprises, Inc.	3,299
		Trucking—0.6%
1,038	[1]	Saia, Inc.	42,475
4,565	[1]	Swift Transportation Co.	64,001
		TOTAL	106,476
		Undesignated Consumer Cyclicals—0.6%
1,400		Pool Corp.	68,628
1,600	[1]	TeleTech Holdings, Inc.	34,064
		TOTAL	102,692
		Undesignated Consumer Staples—0.7%
5,000	[1]	Medifast, Inc.	131,000
		Uniforms—1.1%
1,400		G & K Services, Inc., Class A	65,786
1,400		Unifirst Corp.	127,470
		TOTAL	193,256
		Water Utilities—0.2%
700		American States Water Co.	38,836
9

Shares			Value
		COMMON STOCKS—continued
		Wireless Communications—0.3%
1,300		InterDigital, Inc.	$57,733
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,040,778)	17,627,389
		MUTUAL FUND—2.1%
375,517	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	375,517
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $16,416,295)[4]	18,002,906
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(68,080)
		TOTAL NET ASSETS—100%	$17,934,826
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2013, the cost of investments for federal tax purposes was $16,416,295. The net unrealized appreciation of investments for federal tax purposes was $1,586,611. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,062,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $475,874.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
10

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Machinery—0.9%
7,353		Lindsay Manufacturing Co.	$564,857
		Airline - Regional—1.1%
11,084	[1]	Alaska Air Group, Inc.	683,218
		Apparel—3.0%
15,864	[1]	Ann, Inc.	468,622
5,005		Columbia Sportswear Co.	293,293
23,053	[1]	Express, Inc.	419,795
5,307	[1]	Maidenform Brands, Inc.	95,526
1,436		Oxford Industries, Inc.	84,911
8,566		True Religion Apparel, Inc.	231,796
10,033	[1]	Zumiez, Inc.	290,656
		TOTAL	1,884,599
		Auto Original Equipment Manufacturers—1.4%
19,241		Dana Holding Corp.	331,907
13,665	[1]	Meritor, Inc.	79,257
11,473	[1]	Tenneco Automotive, Inc.	443,661
		TOTAL	854,825
		Beer—0.6%
2,300	[1]	The Boston Beer Co., Inc., Class A	389,436
		Biotechnology—4.9%
10,800	[1]	Acorda Therapeutics, Inc.	427,356
14,000	[1]	Air Methods Corp.	512,260
22,000	[1]	Alkermes, Inc.	673,420
15,400	[1]	Isis Pharmaceuticals, Inc.	344,806
22,887		Questcor Pharmaceuticals, Inc.	703,546
20,500	[1]	Santarus, Inc.	376,585
		TOTAL	3,037,973
		Clothing Stores—2.2%
12,887	[1]	Aeropostale, Inc.	188,923
3,308		Cato Corp., Class A	79,425
7,598	[1]	Children's Place Retail Stores, Inc.	371,694
11,022	[1]	Jos A. Bank Clothiers, Inc.	481,441
8,262	[1]	Rue21, Inc.	263,558
		TOTAL	1,385,041
		Commodity Chemicals—0.4%
4,408		Stepan Co.	250,992
		Computer Peripherals—1.7%
23,000	[1]	Aruba Networks, Inc.	517,270
10,234	[1]	Silicon Graphics, Inc.	133,042
9,317	[1]	Synaptics, Inc.	384,140
		TOTAL	1,034,452
		Computer Services—2.8%
12,755		Fair Isaac & Co., Inc.	594,128
8,000	[1]	Manhattan Associates, Inc.	561,680
4,423		Syntel, Inc.	279,401
14,941	[1]	Unisys Corp.	285,821
		TOTAL	1,721,030
1

Shares			Value
		COMMON STOCKS—continued
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	$114,555
		Consumer Goods—0.6%
7,422		Pool Corp.	363,826
		Consumer Services—0.2%
4,619		Hillenbrand, Inc.	116,076
		Contracting—0.3%
4,700	[1]	Team, Inc.	182,172
		Cosmetics & Toiletries—1.4%
2,481	[1]	Elizabeth Arden, Inc.	101,597
16,427	[1]	Revlon, Inc.	317,862
16,234	[1]	Sally Beauty Holdings, Inc.	487,994
		TOTAL	907,453
		Crude Oil & Gas Production—1.8%
23,905		Energy XXI (Bermuda) Ltd.	543,600
18,044	[1]	Stone Energy Corp.	356,008
19,484		W&T Offshore, Inc.	227,573
		TOTAL	1,127,181
		Defense Aerospace—1.0%
5,600		Kaman Corp., Class A	189,224
7,896	[1]	Orbital Sciences Corp.	142,286
4,300	[1]	Teledyne Technologies, Inc.	322,758
		TOTAL	654,268
		Department Stores—0.4%
21,956	[1]	Saks, Inc.	253,592
		Diversified Leisure—1.0%
11,579	[1]	Coinstar, Inc.	611,487
		Education & Training Services—1.8%
1,560	[1]	American Public Education, Inc.	52,307
10,886	[1]	Bridgepoint Education, Inc.	117,351
5,528	[1]	Capella Education Co.	195,802
14,907	[1]	Grand Canyon Education, Inc.	381,172
5,300	[1]	K12, Inc.	134,991
4,512		Strayer Education, Inc.	213,688
		TOTAL	1,095,311
		Electric & Electronic Original Equipment Manufacturers—1.4%
7,100		Altra Holdings, Inc.	189,215
18,986	[1]	Generac Holdings, Inc.	682,167
		TOTAL	871,382
		Electrical Equipment—1.5%
4,370		Belden, Inc.	215,965
11,906	[1]	EnerSys, Inc.	545,771
6,330	[1]	Rofin-Sinar Technologies, Inc.	157,617
		TOTAL	919,353
		Electronic Instruments—0.1%
2,489	[1]	iRobot Corp.	72,405
		Electronic Test/Measuring Equipment—0.6%
6,434		MTS Systems Corp.	392,152
		Ethical Drugs—0.9%
12,400	[1]	Cubist Pharmaceuticals, Inc.	569,408
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—3.9%
16,768		Deluxe Corp.	$639,532
12,400		Financial Engines, Inc.	450,988
21,605		Heartland Payment Systems, Inc.	710,588
5,300	[1]	Portfolio Recovery Associates, Inc.	650,575
		TOTAL	2,451,683
		Furniture—0.8%
7,783		Ethan Allen Interiors, Inc.	227,886
12,014	[1]	Select Comfort Corp.	254,937
		TOTAL	482,823
		Generic Drugs—1.5%
12,700	[1]	Hi-Tech Pharmacal Co., Inc.	419,862
29,500	[1]	Impax Laboratories, Inc.	516,250
		TOTAL	936,112
		Grocery Chain—0.8%
3,150		Casey's General Stores, Inc.	182,417
7,927		Harris Teeter Supermarkets, Inc.	331,269
		TOTAL	513,686
		Home Health Care—1.1%
11,370	[1]	Wellcare Health Plans, Inc.	662,985
		Home Products—1.0%
8,149		Tupperware Brands Corp.	654,365
		Industrial Machinery—0.8%
4,145		Tennant Co.	198,214
5,813		Watts Industries, Inc., Class A	273,560
		TOTAL	471,774
		Insurance Brokerage—0.7%
10,900	[1]	Texas Capital Bancshares, Inc.	454,094
		Internet Services—0.2%
4,661	[1]	Travelzoo, Inc.	118,995
		Machined Parts Original Equipment Manufacturers—1.0%
15,278		Applied Industrial Technologies, Inc.	645,496
		Mail Order—0.7%
8,770		HSN, Inc.	461,127
		Maritime—0.7%
10,724		TAL International Group, Inc.	443,974
		Medical Supplies—4.2%
4,300	[1]	MWI Veterinary Supply, Inc.	506,153
6,760	[1]	Orthofix International NV	219,024
16,300		Owens & Minor, Inc.	530,891
16,577		Steris Corp.	689,437
10,450		West Pharmaceutical Services, Inc.	667,337
		TOTAL	2,612,842
		Medical Technology—2.4%
11,600		Cantel Medical Corp.	366,676
14,300	[1]	Cyberonics, Inc.	620,906
9,541	[1]	Integra Lifesciences Corp.	334,221
8,851	[1]	MedAssets, Inc.	165,779
		TOTAL	1,487,582
		Metal Fabrication—1.1%
21,038		Worthington Industries, Inc.	677,003
3

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Communications—0.1%
7,332	[1]	Leap Wireless International, Inc.	$41,939
		Miscellaneous Components—0.6%
12,410	[1]	TriMas Corp.	378,505
		Miscellaneous Metals—0.6%
4,043		AMCOL International Corp.	124,403
1,298		Materion Corp	34,384
6,365		Matthews International Corp., Class A	234,296
		TOTAL	393,083
		Multi-Industry Basic—0.5%
13,714		Olin Corp.	331,467
		Multi-Industry Capital Goods—0.3%
2,680		Acuity Brands, Inc.	195,533
		Multi-Industry Transportation—1.2%
15,589		Brinks Co. (The)	413,264
8,680	[1]	Hub Group, Inc.	318,122
		TOTAL	731,386
		Office Furniture—0.6%
1,240		HNI Corp.	42,693
14,535		Knoll, Inc.	226,165
3,435		Miller Herman, Inc.	86,184
		TOTAL	355,042
		Office Supplies—0.6%
11,631		United Stationers, Inc.	377,659
		Oil Gas & Consumable Fuels—0.3%
3,325		CVR Energy, Inc.	163,823
		Oil Refiner—1.7%
26,400		Alon USA Energy, Inc.	438,240
20,850		Western Refining, Inc.	644,474
		TOTAL	1,082,714
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	242,014
		Packaged Foods—0.5%
6,879	[1]	United Natural Foods, Inc.	343,537
		Paper Products—0.4%
5,400	[1]	Clearwater Paper Corp.	248,508
		Personal & Household—1.1%
13,500		Nu Skin Enterprises, Inc., Class A	684,855
		Personal Loans—1.1%
8,577		Cash America International, Inc.	374,215
3,300	[1]	Credit Acceptance Corp.	331,089
		TOTAL	705,304
		Personnel Agency—0.7%
22,700	[1]	AMN Healthcare Services, Inc.	311,671
6,592	[1]	TrueBlue, Inc.	136,586
		TOTAL	448,257
		Photo-Optical Component-Equipment—0.3%
2,997	[1]	Coherent, Inc.	167,622
		Plastic—0.0%
1,221		Polyone Corp.	27,509
4

Shares			Value
		COMMON STOCKS—continued
		Poultry Products—0.3%
2,600		Sanderson Farms, Inc.	$159,276
		Printing—0.9%
3,401	[1]	Consolidated Graphics, Inc.	121,314
18,280		Valassis Communications, Inc.	468,516
		TOTAL	589,830
		Recreational Vehicles—1.1%
2,500	[1]	Arctic Cat, Inc.	112,475
17,582		Brunswick Corp.	556,646
		TOTAL	669,121
		Restaurants—1.7%
5,605		CEC Entertainment, Inc.	187,039
6,576		Cracker Barrel Old Country Store, Inc.	544,098
3,926	[1]	Jack in the Box, Inc.	140,747
4,316	[1]	Red Robin Gourmet Burgers	208,765
		TOTAL	1,080,649
		Roofing & Wallboard—0.9%
14,697	[1]	Beacon Roofing Supply, Inc.	560,397
		Rubber—0.7%
16,791		Cooper Tire & Rubber Co.	417,928
		Semiconductor Distribution—0.2%
2,500	[1]	Tyler Technologies, Inc.	158,100
		Semiconductor Manufacturing—1.3%
6,412	[1]	Cabot Microelectronics Corp.	214,866
18,965	[1]	Cirrus Logic, Inc.	366,214
5,994	[1]	Plexus Corp.	161,658
13,710	[1]	Triquint Semiconductor, Inc.	80,067
		TOTAL	822,805
		Semiconductor Manufacturing Equipment—1.0%
18,799		Brooks Automation, Inc.	182,726
25,704		Mentor Graphics Corp.	469,355
		TOTAL	652,081
		Services to Medical Professionals—2.6%
14,809	[1]	Bio-Reference Laboratories, Inc.	377,630
4,017	[1]	Centene Corp.	185,585
14,633	[1]	Molina Healthcare, Inc.	485,816
15,223	[1]	Team Health Holdings, Inc.	567,513
		TOTAL	1,616,544
		Shoes—1.7%
30,921	[1]	CROCs, Inc.	495,354
9,220	[1]	Genesco, Inc.	567,491
		TOTAL	1,062,845
		Software Packaged/Custom—7.0%
6,396	[1]	Acxiom Corp.	127,216
20,900	[1]	Aspen Technology, Inc.	637,032
16,472	[1]	CSG Systems International, Inc.	355,960
8,200	[1]	Commvault Systems, Inc.	603,028
9,900	[1]	Guidewire Software Inc.	396,792
2,379	[1]	MicroStrategy, Inc., Class A	214,562
11,207	[1]	PTC, Inc.	269,080
18,630	[1]	Progress Software Corp.	420,479
6,100	[1]	Sourcefire, Inc.	291,336
5

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
16,803	[1]	ValueClick, Inc.	$518,541
6,597	[1]	Verint Systems, Inc.	217,965
18,482	[1]	Websense, Inc.	329,719
		TOTAL	4,381,710
		Specialty Chemicals—2.7%
13,200		American Vanguard Corp.	380,688
4,461		Axiall Corp.	233,979
8,333		Chemed Corp.	680,140
12,934	[1]	Chemtura Corp.	274,977
1,638		Quaker Chemical Corp.	101,097
		TOTAL	1,670,881
		Specialty Retailing—4.7%
2,114		Aaron's, Inc.	60,693
8,951	[1]	Cabela's, Inc., Class A	574,654
10,402		Finish Line, Inc., Class A	201,695
12,460		GNC Acquisition Holdings, Inc.	564,812
3,445	[1]	Kirkland's, Inc.	41,547
8,451	[1]	Lumber Liquidators, Inc.	692,644
13,619		Penske Automotive Group, Inc.	421,099
10,939		Pier 1 Imports, Inc.	253,894
5,100	[1]	Vera Bradley, Inc.	116,382
		TOTAL	2,927,420
		Surveillance-Detection—0.5%
6,593		Mine Safety Appliances Co.	316,464
		Telecommunication Equipment & Services—3.0%
7,003		Adtran, Inc.	147,063
9,431	[1]	Anixter International, Inc.	676,580
28,863	[1]	CIENA Corp.	431,791
22,058	[1]	Mastec, Inc.	613,212
		TOTAL	1,868,646
		Trucking—0.6%
9,900	[1]	Old Dominion Freight Lines, Inc.	381,150
		Undesignated Consumer Cyclicals—1.0%
15,300	[1]	Parexel International Corp.	626,535
		Undesignated Consumer Staples—1.7%
16,400	[1]	Medifast, Inc.	429,680
11,000	[1]	USANA, Inc.	620,620
		TOTAL	1,050,300
		Wireless Communications—0.6%
8,000		InterDigital, Inc.	355,280
		TOTAL COMMON STOCKS (IDENTIFIED COST $55,486,245)	61,418,304
		MUTUAL FUND—2.1%
1,287,823	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	1,287,823
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $56,774,068)[4]	62,706,127
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(253,602)
		TOTAL NET ASSETS—100%	$62,452,525
1	Non-income producing security.
2	Affiliated holding.
6

3	7-day net yield.
4	At April 30, 2013, the cost of investments for federal tax purposes was $56,774,068. The net unrealized appreciation of investments for federal tax purposes was $5,932,059. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,877,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,945,566.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013